Subsequent Events (Details Narrative)								3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended	14 Months Ended	57 Months Ended
	Oct. 01, 2024 shares	Sep. 24, 2024 USD ($) $ / shares shares	Aug. 30, 2024 USD ($) shares	Jul. 25, 2024 USD ($) $ / shares shares	Jun. 17, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($)	Mar. 22, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Jun. 14, 2024 $ / shares shares	Dec. 31, 2021 $ / shares shares
Consideration for underwriting commission | $								$ 16,000		$ 16,000
Proceeds form issuance of senior secured convertible notes | $										$ 3,875,000	$ 3,600,000
Warrants to purchase common stock																174,102
Warrant exercise price | $ / shares												$ 1.00				$ 0.10
Shares issued								4,850,166	4,850,166	4,850,166		4,550,166		4,850,166
Shares outstanding								4,850,166	4,850,166	4,850,166		4,550,166		4,850,166
Stock option grant
Restricted Stock Units (RSUs) [Member]
Restricted stock units grant										100,000		400,000
Convertible Promissory Note [Member]
Proceeds form issuance of senior secured convertible notes | $														$ 14,200,000
Subsequent Event [Member] | Mr. Casey [Member]
Exercisable price per share | $ / shares							$ 1.00
Severance payment | $							$ 12,000
Stock option grant							147,000
Subsequent Event [Member] | Mr. Robert Golden [Member]
Monthly salary | $			$ 12,000
Subsequent Event [Member] | Mr. Robert Golden [Member] | Restricted Stock Units (RSUs) [Member]
Restricted stock units grant			100,000
Subsequent Event [Member] | Ms. Sherry Coonse McCraw [Member] | Restricted Stock Units (RSUs) [Member]
Restricted stock units grant	45,000
Subsequent Event [Member] | Mr. Jair Clarke [Member] | Restricted Stock Units (RSUs) [Member]
Restricted stock units grant	45,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Principal amount | $					$ 1,500,000
Interest rate description					The Yorkville Promissory Note is due on June 18, 2025, and interest shall accrue at an annual rate equal to 0%, subject to an increase to 18% upon an event of default as described in the Yorkville Promissory Note
Maturity date					Jun. 18, 2025
Notes conversion description					The Yorkville Promissory Note will be convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily VWAP of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect
Floor price | $ / shares					0.28
Subsequent Event [Member] | Helena Securities Purchase Agreements [Member]
Proceeds form issuance of senior secured convertible notes | $						$ 4,500,000
Warrants to purchase common stock															50,000
Warrant exercise price | $ / shares															$ 1.20
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Proceeds from issuance of private placement | $		$ 1,700,000		$ 4,600,000
Shares available for issue and sell		1,918,591		1,297,059
Sale of share price | $ / shares		$ 0.65		$ 1.0278
Shares issued				2,301,791
Exercisable price per share | $ / shares				$ 0.85
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Prefunded Warrants [Member]
Warrants to purchase common stock		743,314		1,323,530
Warrant exercise price | $ / shares		$ 0.65		$ 1.0278
Share issued price | $ / shares		$ 0.0001		$ 0.0001
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Warrant [Member]
Warrants to purchase common stock		133,095
Warrant exercise price | $ / shares		$ 0.325
Subsequent Event [Member] | Standby Equity Purchase Agreements [Member]
Shares issued					500,000
Common shares available for sale amount | $					$ 25,000,000.0
Equity purchase agreement description					Each advance may not exceed the greater of 500,000 shares and 100% of the average daily volume traded of the Common Stock during the five trading days immediately prior to requested advance. The shares would be purchased at a price equal to 97% of the Market Price as defined in the SEPA. The Company may establish a minimum acceptable price in each advance below which the Company will not be obligated to make any sales to Yorkville
Shares outstanding voting percentage					4.99%
Shares outstanding					4,767,616
Common stock outstanding percentage					19.99%
Structuring fees paid | $					$ 25,000
Commitment fees | $					$ 500,000
Related Party [Member]
Gross proceeds from related party loans | $									$ 704,000
Interest rate								8.00%	8.00%	8.00%				8.00%
Related Party [Member] | Convertible Promissory Note [Member]
Proceeds form issuance of senior secured convertible notes | $														$ 12,300,000
Forecast [Member]
Common stock repurchased													187,745
Forecast [Member] | Related Party [Member]
Gross proceeds from related party loans | $													$ 2,000,000.0
Loans convertible | $													$ 1,600,000
Debt conversion price | $ / shares													$ 0.7535
Non-convertible loans | $													$ 400,000
Interest rate													8.00%
Non-convertible loans repaid | $													$ 200,000
Forecast [Member] | EF Hutton LLC [Member]
Shares issued													256,944
Forecast [Member] | Kingwood Capital Partners LLC [Member]
Shares issued													20,834
Forecast [Member] | EF Hutton LLC and Kingwood Capital Partners LLC [Member]
Consideration for underwriting commission | $													$ 3,000,000.0